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As filed with the Securities and Exchange Commission on May 17, 2005

                           Registration Statement Nos.

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No. 4            /X/

      Post-Effective Amendment No.             / /

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

                                  Amendment No. 4
                                               ----

                        (Check appropriate box or boxes.)
           ----------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       RESERVE SHORT-TERM INVESTMENT TRUST
           ----------------------------------------------------------

1250 Broadway, New York, NY                          10001-3701
---------------------------------------------------------------
(Address of Principal Executive Offices)             (Zip Code)

Registrant's Telephone Number, including Area Code  (212) 401-5500
                                                    --------------

----------------------------------------------------------------
             (Name and Address of Agent for Service)

        Amy W. Bizar, Esq.
        The Reserve Funds
        1250 Broadway
        New York, NY 10001-3701

  Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of Beneficial Interest

The Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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The prospectus and statement of additional information for Reserve Yield Plus
Fund are hereby incorporated by refence to the Registrant's Pre-Effective Amendment No. 3 filed on May 11, 2005 (File No. 333-112108).

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PART C

Item 23. Exhibits

     (a)(1) Declaration of Trust and Amendments.(1)
     (a)(2) Amended and Restated Declaration of Trust(5)

     (b) Bylaws(1)

     (c) See item (a) and (b)

     (d) Investment Management Agreement(5)

     (e) Distribution Agreement.(5)

     (f) Pension Plan of Reserve Management Corp.(4)

     (g) Global Custodian Agreement with Chase Manhattan Bank(2)

     (h) Not applicable

     (i) Opinion of Counsel*

     (j)(1) Consent of Independent Registered Public Accounting Firm(5)
     (j)(2) Power of Attorney(3)

     (k) Not applicable

     (l) Purchase Agreement(5)

     (m) Plan of Distribution(5)

     (n) 18f-3 Plan(5)

     (o) Reserved

     (p) Code of Ethics.(5)

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----------

     (1) Incorporated by reference to Registrant's Registration Statement on Form N-1A, filed on January 22, 2004 (File No. 333-112108).
     (2) Incorporated by reference to Post-Effective Amendment No. 60 filed on Form N-1A of Reserve Funds, filed on July 30, 1999 (File No. 002-36429).
     (3) Incorporated by reference to Registrant's Pre-Effective Amendment
     No. 1 filed on December 8, 2004 (File No. 333-112108)
     (4) Pension Plan of Reserve Management Corporation was filed as an exhibit to Effective Amendment No. 32 to The Reserve Funds Registration Statement on Form N1-A Registration Statement Nos. 2-36429,811-2033; Amendments to Pension Plan filed as an exhibit to Post-Effective
     Amendment No. 45 to The Reserve Funds Registration Statement, dated July 31, 1989 and incorporated by reference.
     (5) Incorporated by reference to Registrant's Pre-Effective Amendment
     No. 3 filed on May 11, 2005 (File No. 333-112108)

     * Filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant Not Applicable

Item 25. Indemnification

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

                          POSITION WITH
NAME                      THE ADVISER            OTHER BUSINESSES
Bruce R. Bent             Chairman/CEO           Chairman/CEO, Director of Reserve
                                                 Management Corporation ("RMC");
                                                 Chairman and Director of Resrv
                                                 Partners, Inc. ("Resrv"),both of
                                                 the same address as the Trust.

Bruce R. Bent II          President and          Senior Vice President, Secretary
                          Secretary              and Director of RMC; Director of
                                                 Resrv.

Arthur T. Bent III        Senior Vice President  President, Treasurer and
                          and COO/Treasurer      Director of RMC and Treasurer
                                                 and Director of Resrv.

Item 27. Principal Underwriters

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     (a)  Resrv Partners, Inc. ("Resrv"), the principal underwriter of the
          Registrant, also acts as principal underwriter to The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Reserve Municipal Money-Market Trust and Reserve Private Equity Series.

     (b) The following table contains information with respect to each director, officer or partner of Resrv:

NAME AND PRINCIPAL        POSITION & OFFICE      POSITION & OFFICE
BUSINESS ADDRESS          WITH UNDERWRITER       WITH FUND
Bruce R. Bent             Chairman/CEO           Chairman/CEO and Trustee
1250 Broadway
New York, NY 10001

Bruce R. Bent II          Secretary and          President, Assistant Treasurer
1250 Broadway             Assistant Treasurer.   and Trustee
New York, NY 10001

Arthur T. Bent III        Treasurer and          Chief Operating Officer/Treasurer
1250 Broadway             Assistant Secretary    Senior Vice President, Assistant
New York, NY 10001                               Secretary and Trustee

Mary A. Belmonte          President              None
1250 Broadway
New York, NY 10001

Item 28. Location of Accounts and Records All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.

Item 29. Management Services

     See "Investment Management, Distribution, Service and Custodian Agreements" in Part B.

Item 32. Undertakings

     Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 17 day of May 2005.

                                    RESERVE SHORT-TERM INVESTMENT TRUST


                                        By: /s/ Bruce R. Bent
                                            -----------------
                                            Bruce R. Bent
                                            Chairman, Chief Executive Officer
                                            and Trustee

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                          TITLE                                      DATE
---------                          -----                                      ----
/s/ Bruce R. Bent                  Chairman, Chief Executive Officer          May 17, 2005
-----------------                  and Trustee
Bruce R. Bent

/s/ Arthur T. Bent III             Treasurer                                  May 17, 2005
----------------------
   Arthur T. Bent III

/s/Joseph D. Donnelly*             Trustee                                    May 17, 2005
----------------------
   Joseph D. Donnelly

/s/Edwin Ehlert, Jr.*              Trustee                                    May 17, 2005
---------------------
   Edwin Ehlert, Jr.

/s/William J. Montgoris*           Trustee                                    May 17, 2005
------------------------
   William J. Montgoris

/s/Frank J. Stalzer*               Trustee                                    May 17, 2005
--------------------
Frank J. Stalzer

*By: /s/ Bruce R. Bent
     -----------------
     Bruce R. Bent as Attorney-in-Fact

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                                  Exhibit Index

(i)    Opinion of Counsel